BANK LOANS	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
BANK LOANS

11. BANK LOANS

(a) Short-term bank loans

	June 30, 2022	December 31, 2021
	(Unaudited)

Secured short-term loans (1)	$7,262,180	$7,792,125

(1)	Detailed information of secured short-term loan balances as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
	(Unaudited)

Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of IST HK	$7,262,180	$7,792,125
Total	$7,262,180	$7,792,125

As of June 30, 2022, the Company had short-term bank loans of approximately $7.3 million, which mature on various dates from July 9, 2022 to December 17, 2022. The short-term bank loans can be extended for another year by the banks upon request of the Company without additional charges to the Company upon maturity. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These borrowings bear interest rates ranging from 4.50% to 5.40% per annum. The weighted average interest rates on short term debt were approximately 4.86% and 5.84% for the six months ended June 30, 2022 and 2021, respectively. The interest expenses were approximately $0.3 million each, for the six months ended June 30, 2022 and 2021.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS